Intangible Assets (Details) - USD ($)		12 Months Ended
	Jul. 01, 2024	Dec. 31, 2024	Dec. 31, 2023
Intangible Assets [Line Items]
Intangible asset acquired accounts payable.		$ 247,400
License fee	$ 50,000
Incurred for legal activities	197,400
Amortization expense		$ 6,185
Columbia License Agreement [Member]
Intangible Assets [Line Items]
Intangible asset acquired accounts payable.	$ 247,400